Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Capital Stock and Changes in Capital Accounts
Schedule of share-based compensation restricted stock and restricted stock units activity
Number of Shares
Weighted Average
Grant Date Price
Outstanding at December 31, 2019 3,833,233 $ 3.63
Granted 2,200,000

2.72
Vested (3,610,221)

3.52
Outstanding at December 31, 2020
2,423,012 $ 2.95
Granted 8,260,000

2.85
Vested (1,168,363)

3.20
Outstanding at December 31, 2021
9,514,649 $
2.83
Granted 1,470,000 4.15
Vested (3,118,060) 2.86
Outstanding at December 31, 2022 7,866,589 $ 3.07